[Transamerica Financial Life Insurance Company]

November 3, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C.   20549-0506

Re:      Transamerica Variable Annuity Series

            Separate Account VA BNY

            Transamerica Financial Life Insurance Company

            (File No. 333-185574)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectuses, supplements and statements of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at

(213) 742-5216.

Sincerely,

/s/Alison Ryan

Alison Ryan

Vice President and

Assistant Secretary